ALGER CHINA-U.S. GROWTH FUND
111 Fifth Avenue
New York, New York  10003

December 30, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patricia Williams

Re:	Alger China-U.S. Growth Fund (File Nos.: 811-21308, 333-103283)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Alger China-U.S. Growth Fund (the “Trust”), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 10 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed to include a summary prospectus for the Trust.

Should members of the staff of the Securities and Exchange Commission have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or e-mail lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:	Hal Liebes, Esq.